23 Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contribution Abstract
Schedule of reconciliation of income and social contribution tax expense
	For the year ended December 31,
	2020	2019	2018
		Restated
Earnings before income tax and social contribution	1,625	1,502	1,553
Expense of income tax and social contribution	(553)	(511)	(528)
Adjustments to reflect the effective rate
Tax fines	(1)	(2)	(1)
Share of profit	105	84	39
Tax benefits	29	—	—
Other permanent differences	(16)	3	13
Effective income tax	(436)	(426)	(477)
Income tax and social contribution for the year
Current	(704)	(293)	(302)
Deferred	268	(133)	(175)
Income tax and social contribution expenses	(436)	(426)	(477)
Effective rate	26.8%	28.4%	30.7%

Schedule of breakdown of deferred income tax and social contribution

Key components of deferred income tax and social contribution in the balance sheets are the following:

	As of December 31,
	2020			2019
	Assets	Liabilities	Net	Assets	Liabilities	Net
Deferred income tax and social contribution
Tax losses	—	—	—	253	—	253
Provision for legal proceedings	81	—	81	106	—	106
Exchange rate variation	26	—	26	31	—	31
Goodwill tax amortization	—	(315)	(315)	—	(480)	(480)
Mark-to-market adjustment	—	(2)	(2)	—	(3)	(3)
Property, plant and equipment, intangible and investment properties	20	—	20	—	(1,217)	(1,217)
Unrealized gains with tax credits	—	(60)	(60)	—	(130)	(130)
Cash flow hedge	—	(20)	(20)	—	(78)	(78)
Lease net of right of use	131	—	131	105	—	105
Presumed tax on equity – Éxito Group	—	—	—	192	—	192
Others	57	—	57	30	—	30
Gross deferred income tax and social contribution assets (liabilities)	315	(397)	(82)	717	(1,908)	(1,191)
Compensation	(315)	315	—	(717)	717	—

Net deferred income tax and social contribution assets (liabilities)	—	(82)	(82)	—	(1,191)	(1,191)

Schedule of recovery of deferred tax assets	The Company estimates the recovery of the deferred tax assets as of December 31, 2020 as follows:
Years	Amounts
Up to one year	69
From 2 years	246
315

Schedule of changes in deferred income tax and social contribution

	For the year ended December 31,
	2020	2019	2018
At the beginning of the year	(1,191)	(265)	(136)
Benefits (expenses) in the year	372	(162)	(175)
Corporate reorganization	45	—	—
Deconsolidation	883	—	—
Purchase partnership	—	(747)	—
Conversion currency adjustment	—	(18)	—
Exchange variation	(193)	—	—
IFRS 16 – related adjustment	—	—	46
Other	2	1	—
At the end of the year	(82)	(1,191)	(265)